Intangible Assets - Schedule of Intangible Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 795	$ 703
Accumulated Amortization	445	375
Development in Progress	60	41
Total	410	369
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	790	698
Accumulated Amortization	440	370
Development in Progress	60	41
Total	410	369
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 0